PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.                                     PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011

Computer equipment and application software	$6,898	$22,105
Building	—	671
Furniture and vehicles	395	507
Leasehold improvements	534	1,336
	7,827	24,619
Less: Accumulated depreciation and amortization	4,521	7,954

Property and equipment, net	$3,306	$16,665

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $626, $781 and $3,393, respectively.